Share-Based Payment Transactions (Details) - Share-based payment arrangements [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Research and development expenses	$ 138	$ 123	$ 139
General and administrative expenses	132	130	53
Share-based payments	$ 270	$ 253	$ 192